Leases (Tables)	6 Months Ended
Dec. 31, 2020
Leases
Schedule of right-of-use assets	Right-of-use assets:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Property	3,590	4,290	5,056
Plant and machinery	340	269	112
Total	3,930	4,559	5,168

Schedule of lease liabilities

Lease liabilities:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Current	568	1,067	1,622
Non-current	3,255	3,326	3,626
Total lease liabilities	3,823	4,393	5,248

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2019	5,976
Cash flows	(797)
Accretion expense	69
At 31 December 2019	5,248
Cash flows	(1,155)
Acquisition	239
Accretion expense	61
At 30 June 2020	4,393
Cash flows	(842)
Acquisition	219
Accretion expense	53
At 31 December 2020	3,823

Schedule of amounts recognized in the consolidated statement of profit or loss

	31 December	31 December
	2020	2019
	£’000	£’000
Depreciation charge of right-of-use assets
Property	(765)	(765)
Plant and machinery	(83)	(43)
	(848)	(808)
Interest expense (included in finance cost)	(54)	(68)
Expense relating to short-term leases (included in operating expenses)	(261)	(351)
Expense relating to low value leases (included in operating expenses)	(21)	(8)